NOTES TO CASH FLOWS - Parent - Additional Information (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Cash Flows Explanatory Notes [Line Items]
Interest received	£ 12,652	£ 11,627	£ 6,618
Interest paid	8,292	6,496	2,107
Dividends received	0	0	£ 0
Santander UK Group Holdings plc
Disclosure Of Cash Flows Explanatory Notes [Line Items]
Interest received	175	197
Interest paid	169	130
Dividends received	£ 1,446	£ 1,685